Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,302	$ 2,338
Less: Accumulated depreciation and amortization	(1,090)	(382)
Property and equipment, net	10,212	1,956
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,399	141
Laboratory and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,160	2,120
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 743	$ 77